Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 6.  Income Taxes

Income (loss) before income taxes for each of the two years in the period ended December 31, 2012 was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2012	2011
Current:
Federal	$(2)	$(2)
State	73	91
	71	89
Deferred:
Federal	—	—
State	—	—
	$71	$89

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) at December 31, 2012 and 2011 are as follows (in thousands):

	2012	2011
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$62	$62
Reserves not deductible until paid	193	115
Net operating loss carryforwards
Federal	2,030	2,001
State	527	441
Federal Tax Credit	249	214
Capital loss carryforward	10	10
Other	5	8
Gross deferred tax assets	3,076	2,851
Less valuation allowance	(996)	(808)
Deferred tax assets net of valuation allowance	$2,080	$2,043
Deferred tax liabilities:
Property and equipment	$(2,072)	$(2,035)
Other	—	—
Gross deferred tax liabilities	$(2,072)	$(2,035)
Net deferred tax asset	$8	$8

The $2,072,000 of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the $2,080,000 of deferred tax assets. Avalon has not provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized as a result of these reviews. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the $996,000 valuation allowance as of December 31, 2012, would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income (loss) before income taxes as a result of the following differences (in thousands):

	2012	2011
Income (loss) before income taxes	$(255)	$865
Federal statutory tax rate	35%	35%
	(89)	303

State income taxes, net of federal income tax benefits	48	59
Change in valuation allowance	188	(97)
Capital loss carryforward	—	(10)
Increase in available federal tax credit	(35)	(75)
Other nondeductible expenses	46	12
Increase in net operating loss carryforward: state	(86)	(87)
federal	1	(1)
Other, net	(2)	(15)
	$71	$89

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions.  With few exceptions, Avalon is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before 2009. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.  There were no accruals for the payment of interest and penalties for 2012 and 2011.

Avalon made net income tax payments of $94,000 and $70,000 in 2012 and 2011, respectively. At December 31, 2012, Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately $5,970,000 which are available to offset future federal taxable income.  These carryforwards expire in 2021 through 2032. Avalon has a capital loss carryforward for federal tax purposes of approximately $29,000 which is available to offset future federal capital gain income. This carryforward expires in 2016.  In addition, at December 31, 2012, certain subsidiaries of Avalon have net operating loss carryforwards for state purposes which are available to offset future state taxable income. These carryforwards expire at various dates through 2033.  A valuation allowance has been provided because it is more likely than not that the deferred tax assets relating to certain of the federal and state loss carryforwards will not be realized.